OTHER NON-CURRENT ASSETS, NET - Additional information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Additional information
Interest income		$ 773	¥ 5,379	¥ 6,652	¥ 5,191
Ten Tutoring Centers controlled by Beijing Xinganxian
Additional information
Long-term receivables			10,773
Interest income			958	¥ 0
Hebi School
Additional information
Ownership (as a percent)	51.00%
Long-term Deposit	¥ 40,000		40,000
Interest on security deposit, percentage	10
Interest On Security Deposit, Value			¥ 2,212